CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 21, 2019	Dec. 31, 2018
Stockholders’ Equity
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.01
Authorized shares (in shares)	238,653,846	137,500,000			125,000,000
Common stock, shares issued (in shares)	220,318,704	112,278,065			106,528,065
Common stock, shares outstanding (in shares)	218,858,990	110,818,351